CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

The cash and cash equivalent balance consists of:

	At December 31	At December 31
(in thousands)	2019	2018

Cash	$1,583	$1,152
Cash in MLJV and MWJV	1,397	654
Cash equivalents	5,210	21,401
	$8,190	$23,207

Cash equivalents consist of various investment savings account instruments and money market funds, all of which are short term in nature, highly liquid and readily convertible into cash.